Other Assets and Other Financial Assets - Other Non-Current Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Miscellaneous assets [abstract]
Agreement with customers		$ 759	$ 731
Long term prepaid advertising expenses		213	333
Guarantee deposits		1,532	2,009
Prepaid bonuses		283	239
Advances to acquire property, plant and equipment		460	184
Recoverable taxes		1,687	1,701
Indemnifiable assets from business combinations		1,554	1,609
Others		912	720
Total other assets	$ 360	$ 7,400	$ 7,526